UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Gateway Advisory
Address: 900 South Avenue West
         Westfield, NJ  07090

13F File Number:  028-14125

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Glenn Blachman
Title:     Managing Member/Chief Compliance Officer
Phone:     877-303-9580

Signature, Place, and Date of Signing:

 /s/ Glenn Blachman     Westfield, NJ     May 06, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    30

Form 13F Information Table Value Total:    $138,485 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BARCLAYS BANK PLC              ETN DJUBS TIN 38 06739H198      985    13220 SH       SOLE                    13220        0        0
BARCLAYS BANK PLC              ETN DJUBS AGRI37 06739H206      955    14559 SH       SOLE                    14559        0        0
BARCLAYS BANK PLC              ETN DJUBSSOFT 38 06739H230      959    10804 SH       SOLE                    10804        0        0
BARCLAYS BANK PLC              ETN DJUBSCOTTN38 06739H271     1058    10154 SH       SOLE                    10154        0        0
ISHARES INC                    MSCI AUSTRALIA   464286103      487    18300 SH       SOLE                    18300        0        0
ISHARES INC                    MSCI SINGAPORE   464286673      476    34858 SH       SOLE                    34858        0        0
ISHARES INC                    MSCI SWEDEN      464286756      568    17350 SH       SOLE                    17350        0        0
ISHARES SILVER TRUST           ISHARES          46428Q109      328     8930 SH       SOLE                     8930        0        0
ISHARES TR                     BARCLY USAGG B   464287226     6476    61608 SH       SOLE                    61608        0        0
ISHARES TR                     IBOXX INV CPBD   464287242     1200    11096 SH       SOLE                    11096        0        0
ISHARES TR                     MSCI EAFE INDEX  464287465    12186   202836 SH       SOLE                   202836        0        0
ISHARES TR                     S&P MIDCAP 400   464287507     4761    48233 SH       SOLE                    48233        0        0
ISHARES TR                     S&P NTL AMTFREE  464288414     1967    19785 SH       SOLE                    19785        0        0
ISHARES TR                     SMLL CORE INDX   464288505     4999    51302 SH       SOLE                    51302        0        0
ISHARES TR                     REAL EST 50 IN   464288521     4346   121186 SH       SOLE                   121186        0        0
ISHARES TR                     BARCLYS 1-3YR CR 464288646    17210   164791 SH       SOLE                   164791        0        0
ISHARES TR                     BARCLYS SH TREA  464288679     2711    24597 SH       SOLE                    24597        0        0
PIMCO ETF TR                   INTER MUN BD ST  72201R866    10603   210982 SH       SOLE                   210982        0        0
POWERSHARES GLOBAL ETF TRUST   WK VRDO TX FR    73936T433     4082   163368 SH       SOLE                   163368        0        0
RYDEX ETF TRUST                S&P 500 EQ TRD   78355W106    14308   283562 SH       SOLE                   283562        0        0
SCHWAB STRATEGIC TR            US BRD MKT ETF   808524102     5838   181429 SH       SOLE                   181429        0        0
SCHWAB STRATEGIC TR            US MID-CAP ETF   808524508     1258    46818 SH       SOLE                    46818        0        0
SCHWAB STRATEGIC TR            US SML CAP ETF   808524607     1266    34088 SH       SOLE                    34088        0        0
SCHWAB STRATEGIC TR            EMRG MKTEQ ETF   808524706     1504    51428 SH       SOLE                    51428        0        0
SCHWAB STRATEGIC TR            INTL EQTY ETF    808524805     3876   134563 SH       SOLE                   134563        0        0
SCHWAB STRATEGIC TR            US REIT ETF      808524847     1226    45857 SH       SOLE                    45857        0        0
SPDR INDEX SHS FDS             EMERG MKTS ETF   78463X509     4910    65209 SH       SOLE                    65209        0        0
SPDR SERIES TRUST              BRCLYS YLD ETF   78464A417     3008    74265 SH       SOLE                    74265        0        0
SPDR SERIES TRUST              NUVN BR SHT MUNI 78464A425    21847   916822 SH       SOLE                   916822        0        0
SPDR SERIES TRUST              DB INT GVT ETF   78464A490     3087    51078 SH       SOLE                    51078        0        0